Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents
Current deposits	€ 63	€ 441,614
Cash in hand and at banks	741,919	592,178
Total cash and cash equivalents	€ 741,982	€ 1,033,792	€ 886,521	€ 895,009